Leases - Net Book Value (Details) - USD ($) $ in Thousands	Mar. 04, 2017	Feb. 27, 2016
Net book values of assets under capital leases and sale-leasebacks
Accumulated depreciation	$ (84,333)	$ (83,438)
Net value	36,134	39,580
Capital leases
Obligations under financing leases	52,418	62,105
Sale-leaseback obligations	2,405	2,405
Less current obligation	(17,619)	(23,146)
Lease financing obligations, less current maturities - continuing operations	37,204	41,364
Minimum payments for Lease Financing Obligations
2018	22,759
2019	11,151
2020	9,687
2021	6,223
2022	4,461
Later years	23,706
Total minimum lease payments	77,987
Amount representing interest	(23,153)
Present value of minimum lease payments	54,834
Minimum payments for Operating Leases
2018	678,863
2019	643,862
2020	564,888
2021	481,500
2022	414,826
Later years	2,075,544
Total minimum lease payments	4,859,483
Land
Net book values of assets under capital leases and sale-leasebacks
Gross value	3,760	3,760
Buildings
Net book values of assets under capital leases and sale-leasebacks
Gross value	84,796	85,757
Leasehold improvements
Net book values of assets under capital leases and sale-leasebacks
Gross value	1,258	1,258
Equipment
Net book values of assets under capital leases and sale-leasebacks
Gross value	$ 30,653	$ 32,243